Unaudited Condensed Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Cash flows from operating activities:
Net income (loss)	¥ (43,655)	$ (6,094)	¥ 2,183
Adjustments to reconcile net income to net cash provided by operating activities:
Allowance for credit losses	589	82	465
Depreciation and amortization	4,712	658	5,177
Amortization of operating lease right-of-use asset	311	43
Loss from disposal of property, equipment and software	466	65
Deferred income taxes	1,291	180	2,500
Changes in operating assets and liabilities:
Accounts receivable, net	(211,537)	(29,529)	(64,174)
Advance to suppliers	(10,336)	(1,443)	(9,658)
Prepaid expenses and other current assets, net	1,995	278	(5,225)
Due from related parties	217	30
Accounts payable	196,194	27,388	58,538
Accounts payable- a related party	(218)	(30)
Contract liabilities	534	75	6,277
Accrued expenses and other current liabilities	11,289	1,577	8,710
Operating lease liabilities	(251)	(35)
Due to related parties	127	18	109
Net cash provided by/ (used in) operating activities	(48,272)	(6,737)	4,902
Cash flows from investing activities:
Purchase of property and equipment, net	(100)	(14)
Purchases of Long-term investments	(2,500)	(349)
Loans to related parties	(26,447)	(3,692)	(38,476)
Collection of loans to related parties	37,452	5,228	31,491
Net cash (used in)/ provided by investing activities	8,405	1,173	(6,985)
Cash flows from financing activities:
Proceeds from borrowings	10,000	1,396	8,109
Repayments of borrowings	(10,721)	(1,497)	(4,981)
Payment for deferred offering cost	(7,782)	(1,086)	(1,217)
Proceeds of loans from related parties	21,290	2,972	13,512
Repayment of loans from related parties	(21,375)	(2,984)	(17,700)
Deemed distribution to one shareholder			(2,146)
Proceeds from IPO	60,242	8,409
Net cash (used in)/provided by financing activities	51,654	7,210	(4,423)
Net (decrease)/ increase in cash and cash equivalents:	11,787	1,646	(6,506)
Cash and cash equivalents at the beginning of the period	4,150	579	10,776
Cash and cash equivalents at the end of the period	15,937	2,225	4,270
Supplemental disclosure of cash flow information:
Income tax paid	98	14	89
Interest paid	341	48	279
Supplemental schedule of non-cash financing activities:
Repayments of short-term borrowings by a related party on behalf of the Company	4,558	636
Issuance of shares in exchange for repurchase of non-controlling interests			¥ 2,022